SCHEDULE OF MOVEMENT RIGHTS TO RECOVER (Details) (Parenthetical)			2 Months Ended	12 Months Ended
		Feb. 16, 2022 USD ($) item	Apr. 30, 2022 USD ($) item	Dec. 31, 2024 USD ($) item		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Out-of-control wallet		$ 5,815,420			[1],[2]		[1],[2]	$ (5,815,420)	[1],[2]
Mining out	[3]							$ 455,833
Impairment amount						$ 3,944,809
Bitcion Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item		95.23843	10.99718523	125.8584797
Mining out			$ 455,833
Bitcion Cryptocurrencies [Member] | Wei Zhu [Member]
Finite-Lived Intangible Assets [Line Items]
Out-of-control wallet		$ 5,815,420
Number of cryptocurrencies | item		114.86129105
USD Coin Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item		2,005,537.5		2,005,537.50
USD Coin Cryptocurrencies [Member] | Wei Zhu [Member]
Finite-Lived Intangible Assets [Line Items]
Out-of-control wallet		$ 3,823,209
Number of cryptocurrencies | item		2,005,537.50
book value		$ 1,992,211

[1]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets, as detailed in the following “(2) The right to recover the crypto assets”. As of February 16, 2022, the book value of the Bitcoins and USD Coins out of control was $5,815,420.
[2]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets. The book value on February16, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallet was $5,815,420, including 114.86129105 Bitcoins with the book value of $3,823,209 and 2,005,537.50 USD Coins with the book value of $1,992,211.
[3]	From February 17 to April 30 in 2022, the Company mined out 10.99718523 Bitcoin from the Bitcoin shared mining business, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform of $455,833. Although the wallet that received these mining generated Bitcoins was already in a state of loss of control on February 16, 2022, the Company failed to respond quickly to the Wei Zhu incident, resulting in the Bitcoins produced during the mining period from February 17 to April 30, 2022 being also in a state of loss of control upon acquisition.